SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of share options outstanding under the Amended and Restated 2020 Stock Incentive Plan and the Founders’ Awards as of June 30, 2026 and 2025 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2026	5,193,849	8.37
Granted	204,624	2.47
Forfeited	(2,917)	8.94
Expired	(21,250)	9.58
Awards outstanding as of June 30, 2026	5,374,306	8.14
Awards exercisable as of June 30, 2026	1,084,882	9.71

Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Exercised	(36,857)	5.43
Expired	(2,500)	12.69
Awards outstanding as of June 30, 2025	5,211,671	8.36
Awards exercisable as of June 30, 2025	928,226	9.46

Summary of Options Granted in Black Scholes Model
The options granted during the six months ended June 30, 2026 and June 30, 2025 were valued using the Black-Scholes model with the following assumptions:

	Six months ended June 30,
	2026	2025
Exercise price, USD	2.47	12.35
Share price, USD	2.47	12.35
Risk free interest rate	4.21%	3.99%
Estimated volatility	70%	45%
Expected option term, years	4.00	4.00
Dividend yield	nil	nil

Summary of the RSU activity
A summary of the RSU activity as of and for the six months ended June 30, 2026 and 2025, is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2026	927,840	11.28
Granted	2,119,194	3.60
Vested	(256,443)	11.02
Forfeited	(187,657)	7.05
Outstanding as of June 30, 2026	2,602,934	5.36

Outstanding as of January 1, 2025	611,831	9.42
Granted	503,946	13.51
Vested	(147,183)	9.39
Forfeited	(30,569)	11.43
Outstanding as of June 30, 2025	938,025	11.56

Summary of Share-based Payment Expense
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Share options expense	320	457	620	889
RSU expense	1,110	1,176	2,373	2,153
Restricted shares expense	422	569	422	569
Other share based related expenses	32	20	32	20
Share-based payment expense	1,884	2,222	3,447	3,631

Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period

	As of June 30,
	2026	2025
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	315	702
Founders’ Awards	1,633	2,655
RSUs	9,058	7,581

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.6	0.9
Founders’ Awards	1.9	2.8
RSUs	1.9	1.9